Property and Equipment, net - Summary of Property and Equipment, net (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property Plant And Equipment [Line Items]
Property and Equipment, Gross	$ 457	$ 295
Less accumulated depreciation and amortization	(216)	(204)
Property and Equipment, Net	241	91
Lab Equipment [Member]
Property Plant And Equipment [Line Items]
Property and Equipment, Gross	30	30
Computer And Office Equipment [Member]
Property Plant And Equipment [Line Items]
Property and Equipment, Gross	149	127
Furniture and Fixtures [Member]
Property Plant And Equipment [Line Items]
Property and Equipment, Gross	61	64
Leasehold Improvements [Member]
Property Plant And Equipment [Line Items]
Property and Equipment, Gross	188	0
Construction in Progress [Member]
Property Plant And Equipment [Line Items]
Property and Equipment, Gross	$ 29	$ 74